SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Prepaid Expenses And Other Current Assets
VAT-input deductible		¥ 79,151	¥ 67,452
Prepaid marketing expense		2,716	2,290
Prepaid consulting and professional service fees		2,741	1,300
Prepaid insurance cost		298	479
Prepaid rental expense		109	51
Others		1,962	215
Prepaid expenses and other current assets	$ 11,916	¥ 86,977	¥ 71,787